21. SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
21. SUBSEQUENT EVENTS

On April 10, 2017, the Company signed two separate promissory notes and received aggregate amount of $300,000. The promissory notes bear interest at 10% per annum and mature on October 10, 2017.

On April 13, 2017, the Company issued the following shares of Common Stock as per the 42West Acquisition agreement; (i) 344,550 to certain designated employees and (ii) 100,000 shares as an estimate for the Purchase Consideration withheld on the date of closing related to the working capital.

On April 13, 2017, the Company issued 6,508 shares of Common Stock to a consultant for services rendered during the month ended March 31, 2017. The shares were issued at a purchase price of $4.61 per share.

On April 13, 2017, T Squared partially exercised Class E Warrants and acquired 325,770 shares of our common stock pursuant to the cashless exercise provision in the related warrant agreement. T Squared had previously paid down $1,675,000 for these shares.

On April 14, 2017, the Principal Sellers of 42West, exercised put options in the aggregate amount of 86,764 shares of Common Stock and were paid an aggregate total of $400,000.

On April 18, 2017 the Company signed a promissory note and received $250,000. The promissory note bears interest at 10% per annum and matures on October 18, 2017.

On April 27, 2017, the Company drew $250,000 from the line of credit to be used for working capital.

Subsequent to year end, the Company received a tax incentive payment from the State of North Carolina in the amount of $2,060,670 for filming a motion picture in that jurisdiction. The proceeds of the tax incentive were used to paydown the production loan.

On February 16, 2017, the Company entered into a subscription agreement pursuant to which the Company issued and sold to an investor 100,000 shares of Common Stock at a price of $5.00 per Share. This transaction provided $500,000 in proceeds for the Company.

On March 30, 2017, the Company entered into a Membership Interest Purchase Agreement (the “Purchase Agreement”), by and among the Company and Leslee Dart, Amanda Lundberg, Allan Mayer and the Beatrice B. Trust (the “Sellers”). Pursuant to the Purchase Agreement, on March 30, 2017, the Company acquired from the Sellers 100% of the membership interests of 42West, LLC, a Delaware limited liability company (“42West”) and 42West became a wholly-owned subsidiary of the Company (the “42West Acquisition”). 42West is an entertainment public relations agency offering talent publicity, strategic communications and entertainment content marketing. As consideration in the 42West Acquisition, the Company paid approximately $18.7 million in shares of Common Stock based on the Company’s 30-trading-day average stock price prior to the closing date of $4.61 per share (less certain working capital and closing adjustments, transaction expenses and payments of indebtedness), plus the potential to earn up to an additional $9.3 million in shares of Common Stock. As a result, the Company (i) issued 1,230,280 shares of Common Stock on the closing date (the “Initial Consideration”), (ii) will issue (a) 344,550 shares of Common Stock to certain employees within 30 days of the closing date, (b) 118,655 shares of Common Stock as bonuses during 2017 and (c) approximately 1,961,821 shares of Common Stock on January 2, 2018 (the "Post-Closing Consideration") and (iii) may issue approximately 1,963,126 shares of Common Stock based on the achievement of specified financial performance targets over a three-year period as set forth in the Purchase Agreement (the "Earn-Out Consideration", and together with the Initial Consideration and the Post-Closing Consideration, the "Consideration").

Each of Leslee Dart, Amanda Lundberg and Allan Mayer (the “Principal Sellers”) has entered into employment agreements with the Company and will continue as employees of the Company for a three-year term after the closing of the 42West Acquisition. The non-executive employees of 42West are expected to be retained as well. The Purchase Agreement contains customary representations, warranties and covenants. In connection with the 42West Acquisition, on March 30, 2017, the Company entered into put agreements (the “Put Agreements”) with each of the Sellers. Pursuant to the terms and subject to the conditions set forth in the Put Agreements, the Company has granted the Sellers the right, but not obligation, to cause the Company to purchase up to an aggregate of 2,374,187 of their shares of Common Stock received as Consideration for a purchase price equal to $4.61 per share during certain specified exercise periods set forth in the Put Agreements up until December 2020. In addition, in connection with the 42West Acquisition, on March 30, 2017, the Company entered into a registration rights agreement with the Sellers (the “Registration Rights Agreement”) pursuant to which the Sellers are entitled to rights with respect to the registration under the Securities Act of 1933, as amended (the “Securities Act”). All fees, costs and expenses of underwritten registrations under the Registration Rights Agreement will be borne by the Company. At any time after the one-year anniversary of the Registration Rights Agreement, the Company will be required, upon the request of such Sellers holding at least a majority of the Consideration received by the Sellers, to file a registration statement on Form S-1 and use its reasonable efforts to effect a registration covering up to 25% of the Consideration received by the Sellers. In addition, if the Company is eligible to file a registration statement on Form S-3, upon the request of such Sellers holding at least a majority of the Consideration received by the Sellers, the Company will be required to use its reasonable efforts to effect a registration of such shares on Form S-3 covering up to an additional 25% of the Consideration received by the Sellers. The Company is required to effect only one registration on Form S-1 and one registration statement on Form S-3, if eligible. The right to have the Consideration received by the Sellers registered on Form S-1 or Form S-3 is subject to other specified conditions and limitations.

On April 1, 2017, pursuant to the terms of the Purchase Agreement, each of the Principal Sellers notified the Company that they would exercise the put option. As a result, 86,764 shares of Common Stock were returned to the Company in exchange for an aggregate of $400,000. The Company retired the shares from the number of outstanding shares.

On March 31, 2017, KCF Investments LLC and BBCF 2011 LLC notified the Company that they would be exercising Warrants J and K to purchase 2,170,000 and 170,000, respectively of shares of Common Stock at a purchase price of $0.015 per share. This transaction provided $35,100 in proceeds for the Company.

On April 10, 2017, the Company signed two separate promissory notes (the “Notes”) with one investor for an aggreagate amount of $300,000. The Notes bear interest at 10% per annum, payable monthly, and have a maturity date of October 10, 2017.

On April 14, 2017, T Squared notified the Company that it would exercise 325,770 of Warrant E pursuant to the cashless exercise provision in Warrant E. T Squared had previously paid $1,675,000 for the warrants. The Company will issue a new warrant for the remaining 24,230 shares that T Squared can exercise at a price of $3.10 per share.